KALMAR POOLED INVESTMENT TRUST

3701 Kennett Pike

Wilmington, DE 19807

April 25, 2013

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Kalmar Pooled Investment Trust

1933 Act File No. 333-13593

1940 Act File No. 811-07853

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of Kalmar Pooled Investment Trust (the “Trust”) that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act for the Trust did not differ from those contained in Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A, which became effective on April 20, 2013 and was filed electronically via EDGAR on April 18, 2013 (SEC Accession Number 0001193125-13-161101).

Please direct any communications concerning this filing to Diane Drake at (302) 791-4394.

Very truly yours,

/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr. President

cc:	Joseph Del Raso, Esq.

Diane Drake, Esq.